STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expense included in general and administrative expenses consisted of the following:

	Years Ended December 31,
	2015	2014	2013
PBF LLC Series A Unit compensatory warrants and options	$—	$522	$779
PBF LLC Series B Units	—	—	530
PBF Energy options	7,528	4,343	2,051
PBF Energy restricted shares	1,690	1,230	393
	$9,218	$6,095	$3,753

Summary of Share-based compensation activity
The following table summarizes activity for PBF LLC Series A compensatory warrants and options for the years ended December 31, 2015, 2014 and 2013:

	Number of PBF LLC Series A Compensatory Warrants and Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock Based Compensation, Outstanding at January 1, 2013	1,184,726	$10.44	8.23
Exercised	(301,979)	10.11	—
Forfeited	(41,668)	11.27	—
Outstanding at December 31, 2013	841,079	$10.52	7.40
Exercised	(32,934)	10.00	—
Forfeited	(6,666)	11.59	—
Outstanding at December 31, 2014	801,479	$10.53	6.41
Exercised	(160,700)	10.28	—
Outstanding at December 31, 2015	640,779	$10.59	5.46
Exercisable and vested at December 31, 2015	640,779	$10.59	5.46
Exercisable and vested at December 31, 2014	753,985	$10.41	6.34
Exercisable and vested at December 31, 2013	545,247	$10.24	7.23
Expected to vest at December 31, 2015	640,779	$10.59	5.46

	Number of PBF Energy Class A Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock-based awards, outstanding at January 1, 2013	682,500	$26.00	9.95
Granted	697,500	27.79	10.00
Exercised	—	—	—
Forfeited	(60,000)	25.36	—
Outstanding at December 31, 2013	1,320,000	$26.97	9.33
Granted	1,135,000	24.78	10.00
Exercised	—	—	—
Forfeited	(53,125)	25.44	—
Outstanding at December 31, 2014	2,401,875	$25.97	8.67
Granted	1,899,500	30.28	10.00
Exercised	(30,000)	25.79	—
Forfeited	(15,000)	26.38	—
Outstanding at December 31, 2015	4,256,375	$27.89	8.32
Exercisable and vested at December 31, 2015	1,136,250	$26.22	7.61
Exercisable and vested at December 31, 2014	485,000	$26.66	8.21
Exercisable and vested at December 31, 2013	158,125	$26.00	8.95
Expected to vest at December 31, 2015	4,256,375	$27.89	8.23

Summary of activity for PBF LLC Series B Units
The following table summarizes activity for PBF LLC Series B Units for the year ended December 31, 2013:

	Number of PBF LLC Series B units	Weighted Average Grant Date Fair Value
Non-vested units at January 1, 2013	250,000	$5.11
Allocated	—	—
Vested	(250,000)	5.11
Forfeited	—	—
Non-vested units at December 31, 2013	—	$—

Weighted average assumptions
The estimated fair value of PBF Energy options granted during the years ended December 31, 2015, 2014 and 2013 was determined using the Black-Scholes pricing model with the following weighted average assumptions:

	December 31, 2015	December 31, 2014	December 31, 2013
Expected life (in years)	6.25	6.25	6.25
Expected volatility	38.4%	52.0%	52.1%
Dividend yield	3.96%	4.82%	4.43%
Risk-free rate of return	1.58%	1.80%	1.53%
Exercise price	$30.28	$24.78	$27.79